Segment Information (Details)	12 Months Ended
Dec. 31, 2022
Segment Information (Details) [Line Items]
Number of reportable segments	2
CODM [Member]
Segment Information (Details) [Line Items]
Number of reportable segments	3
Cost of Revenue [Member]
Segment Information (Details) [Line Items]
Number of reportable segments	2